Commitment and Contingencies	12 Months Ended
Mar. 31, 2018
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Commitment and Contingencies

27. Commitment and Contingencies

Leases

The Company has entered into various non-cancelable operating lease agreements for certain delivery centers and offices with original lease periods expiring between fiscal 2019 and 2028, that are renewable on a periodic basis at the option of the lessor and the lessee and have rent escalation clause. The details of future minimum lease payments under non-cancelable operating leases as at March 31, 2018 are as follows:

Operating lease
Less than 1 year	$27,572
1-3 years	47,115
3-5 years	29,783
More than 5 years	27,437

Total minimum lease payments	$131,907

Rental expenses were $33,685, $27,712 and $24,313 for the years ended March 31, 2018, 2017, and 2016, respectively.

Capital commitments

As at March 31, 2018 and 2017, the Company had committed to spend approximately $5,762 and $6,257, respectively, under agreements to purchase property and equipment. These amounts are net of capital advances paid in respect of these purchases.

Bank guarantees and others

Certain subsidiaries of the Company hold bank guarantees aggregating $2,579 and $1,190 as at March 31, 2018 and 2017, respectively. These guarantees have a remaining expiry term ranging from one to five years.

Restricted time deposits placed with bankers as security for guarantees given by them to regulatory authorities aggregating $575 and $355 as at March 31, 2018 and 2017, respectively, are included in other current assets. These deposits represent cash collateral against bank guarantees issued by the banks on behalf of the Company to third parties.

Contingencies

In the ordinary course of business, the Company is involved in lawsuits, claims and administrative proceedings. While uncertainties are inherent in the final outcome of these matters, the Company believes, after consultation with counsel, that the disposition of these proceedings will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.